UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   /__/  is a restatement.
                                    /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Olstein Funds

Address: 4 Manhattanville Road
         Purchase, NY  10577

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Luper
Title: Executive Vice President
Phone: (914) 269-6100

Signature, Place, and Date of Signing:

/s/MICHAEL LUPER
MICHAEL LUPER
Purchase, NY
November 14, 2007

Please note that Form 13F, filed on November 14, was inadvertantly filed under The Olstein Funds and should have been filed under Olstein Capital Management, L.P. Please refer to Olstein Capital Management, L.P., CIK # 0000947996, for the correctly filed Form 13F.